Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Short-term employee benefits	$ 7,753	$ 6,868
Share-based compensation	9,924	9,043
Termination payments	0	1,758
Total compensation for key management personnel	$ 17,677	$ 17,669